OFF-BALANCE SHEET ITEMS	9 Months Ended
Sep. 30, 2024
Disclosure of credit risk exposure [abstract]
OFF-BALANCE SHEET ITEMS

NOTE 34. OFF-BALANCE SHEET ITEMS
In the normal course of business, in order to meet the financing needs of customers, some transactions are processed which are recorded off-balance sheet. These instruments expose the Group to credit risk, in addition to the financing recognized in the asset. These financial instruments include commitments to extend credit, letters of credit reserve, guarantees granted and acceptances.
The same credit policies are used for agreed credits, guarantees and loan granting. Pending commitments and guarantees do not represent an unusual credit risk.
Agreed Credits
They are commitments to grant loans to a customer at a future date, subject to compliance with certain contractual agreements that, in general, have fixed maturity dates or other termination clauses, and may require payment of a commission.
Commitments are expected to expire without recourse to them. The total amounts of the agreed credits do not necessarily represent future cash requirements. The solvency of each customer is assessed on a case- by-case basis.
Guarantees Granted
The issuer bank commits itself to refund the loss to the beneficiary if the guaranteed debtor breaches their obligation at maturity date.
Documentary Export/Import Credits
They are conditional commitments issued by the Group to guarantee a customer's compliance as regards a third party.
Liabilities for Foreign Trade Operations
They are conditional commitments for foreign trade transactions.
Our exposure to the loss of credit in the event of noncompliance by the other party in the financial instrument is represented by the notional contractual amount of the same investments.
The credit exposure for these transactions is detailed below:

Item	09.30.24	12.31.23
Agreed Credits	669,010,486	495,548,093
Documentary Export/Import Credits	47,276,999	36,839,836
Guarantees Granted	724,239,765	771,147,964
Liabilities for Foreign Trade Operations	44,270,169	36,920,307
The fees related to the aforementioned items, as of the indicated dates, were as follows:

Item	Three months as of 09.30.24	Nine months as of 09.30.24	Three months as of 09.30.23	Nine months as of 09.30.23
For Agreed Credits	239,033	784,794	245,048	365,161
For Documented Export and Import Credits	3,882	1,915,523	537,158	1,070,127
For Guarantees Granted	1,069,919	3,209,596	1,011,496	2,382,382
The expected credit loss for the aforementioned items, as of the indicated dates, is detailed below:

Item	09.30.24	12.31.23
For Agreed Credits	909,777	720,623
For Documented Export and Import Credits	104,713	111,086
For Guarantees Granted	11,126,791	5,596,151
Liabilities for Foreign Trade Operations	90,903	199,479
The credit risk of these instruments is essentially the same as that involved in extending credit facilities to customers.
To provide guarantees to our clients, in certain circumstances, counter-guarantees may be required. The amounts, by type, are as follows:

Item	09.30.24	12.31.23
Other preferred guarantees received	34,985,849	34,297,656
Other guarantees received	—	23,703,941
Additionally, checks to be debited and to be credited, as well as other elements in the collection process, such as notes, invoices and sundry items, are recorded in memorandum accounts until the related instrument is approved or accepted.
The risk of loss in these offsetting transactions is not significant.

Item	09.30.24	12.31.23
Values to be Debited	248,486,311	158,059,072
Values to be Credited	211,125,685	149,684,474
Collection Values	1,280,262,325	1,057,210,325
The Group acts as trustee under trust agreements to guarantee obligations derived from various contracts between parties; The amounts registered in the trust fund and the securities held in escrow, as of the indicated dates, are as follows:

Item	09.30.24	12.31.23
Trust Funds	21,677,518	37,060,323
Securities held in Escrow	34,113,433,438	34,652,716,019
These trusts are not consolidated because the Group does not exercise control over them.